UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Children's Investment Fund Management (UK) LLP
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Address:   7 Clifford Street
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           London W1S 2WE
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           England
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Form 13F File Number:      028-11900
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Angus Milne
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Title:     Head of Compliance
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Phone:     +44 207 025 7613
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Signature, Place, and Date of Signing:

        /s/ Angus Milne           London, England                  11/14/07
       ------------------------   ------------------------------  ----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:            5
                                               -------------

Form 13F Information Table Value Total:        1,878,077
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2       COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8
------------------------------ ---------------- ----------  -------- ----------------------- ---------- ---------- -----------------
                                                              VALUE     SHRS OR   SH/  PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS    CUSIP      (x$1000)   PRN AMT   PRN  CALL  DISCRETION   MANAGERS  SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
TRANSALTA CORP                   COM              89346D107    21,621     684,900 SH         SOLE         N/A          684,900
STERLITE INDS INDIA LTD          ADS              859737207   172,587   9,329,000 SH         SOLE         N/A        9,329,000
CSX CORP                         COM              126408103   760,466  17,796,998 SH         SOLE         N/A       17,796,998
NORFOLK SOUTHERN CORP            COM              655844108   103,301   1,990,000 SH         SOLE         N/A        1,990,000
UNION PAC CORP                   COM              907818108   820,102   7,253,684 SH         SOLE         N/A        7,253,684

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